FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 22 – FINANCIAL INSTRUMENTS

a)Categories of financial assets and financial liabilities

The following tables set out, for financial assets and liabilities as of December 31, 2022 and 2021, the supplementary disclosures on financial instruments and the detail of gains and losses established by IFRS 9.

		Fair value
		accounted	accounted
		through	through other
	Amortized	profit or	comprehensive
As of December 31, 2022	cost	loss	Income	Total
Assets
Cash and cash equivalents	31,971	8,081	—	40,052
Investments	—	8,373	—	8,373
Trade receivables	37,734	—	—	37,734
Other receivables	1,794	2,450	318	4,562
Total	71,499	18,904	318	90,721
Liabilities
Trade payables	89,576	—	—	89,576
Financial debt	469,170	381	(362)	469,189
Leases liabilities	28,897	—	—	28,897
Other Liabilities	788	715	—	1,503
Total	588,431	1,096	(362)	589,165

		Fair value
		accounted	accounted
		through	through other
	Amortized	profit or	comprehensive
As of December 31, 2021	cost	loss	Income	Total
Assets
Cash and cash equivalents	32,615	6,050	—	38,665
Investments	—	21,010	—	21,010
Trade receivables	44,074	—	—	44,074
Other receivables	1,866	3,730	—	5,596
Total	78,555	30,790	—	109,345
Liabilities
Trade payables	98,034	—	—	98,034
Financial debt	519,583	171	189	519,943
Leases liabilities	36,846	—	—	36,846
Other Liabilities	244	—	—	244
Total	654,707	171	189	655,067

Gains and losses by category – Year 2022

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	5,826	4,565
Financial liabilities at amortized cost	20,539	(16,621)
Financial assets at fair value through profit or loss	(9,585)	(733)
Financial liabilities at amortized cost through profit or loss	(5,534)	—
Total	11,246	(12,789)

Gains and losses by category – Year 2021

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	12,332	2,577
Financial liabilities at amortized cost	51,186	(43,116)
Financial assets at fair value through profit or loss	1,377	183
Financial liabilities at fair value through profit or loss	(5,499)	—
Total	59,396	(40,356)

Gains and losses by category – Year 2020

		Of which
	Net gain/(loss)	interest
Financial assets at amortized cost	27,345	3,839
Financial liabilities at amortized cost	(88,555)	(53,677)
Financial assets at fair value through profit or loss	1,032	1,141
Financial liabilities at fair value through profit or loss	(4,369)	—
Total	(64,547)	(48,697)

b)Fair value hierarchy and other disclosures

The measurement at fair value of the financial instruments of Telecom are classified according to the three levels set out in IFRS 13:

-	Level 1: Fair value determined by quoted prices (unadjusted) in active markets for identical assets or liabilities.
-

Level 2: Fair value determined based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (e.g., as prices) or indirectly (e.g., derived from prices).

-	Level 3: Fair value determined by unobservable inputs where the reporting entity is required to develop its own assumptions.

Financial assets and liabilities recognized at fair value as of December 31, 2022 and 2021, and the level of hierarchy are listed below:

December 31, 2022	Level 1	Level 2	Total
Assets
Current Assets
Mutual Funds (1) (2)	5,770	—	5,770
Government bonds (1) (2)	13,099	—	13,099
Other receivables: DFI (3)	—	117	117
Other receivables: Indemnification assets (4)	—	35	35
Non-current Assets
Other receivables: DFI (3)	—	201	201
Total assets	18,869	353	19,222
Liabilities
Current Liabilities
Other Liabilities	—	197	197
Financial Debt: DFI	—	19	19
Non-current Liabilities
Other Liabilities	—	518	518
Total liabilities	—	734	734

December 31, 2021	Level 1	Level 2	Total
Assets
Current Assets
Mutual Funds (1) (2)	9,943	—	9,943
Government bonds (1) (2)	20,847	—	20,847
Total assets	30,790	—	30,790
Liabilities
Current Liabilities
Financial debt: DFI (3)	—	360	360
Total Liabilities	—	360	360
(1)

The Mutuals funds are included in Cash and cash equivalents, Investments and Guarantee of financial operations included in Other receivables. The Government bonds are included in Cash and cash equivalents and Investments.

(2)

The fair value is based on information obtained from active markets and corresponds to quoted market prices as of year-end. A market in which transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

(3)

The fair value of financial instruments that are not negotiated in active markets is determined using valuation techniques. These valuation techniques maximize the use of market observable information, when available, and rely as little as possible on specific estimates of the Company. The techniques used for the measurement of financial instruments, are detailed below: a) DFI for forward purchases of US dollars and RMB, corresponds to the variation between the market prices at the end of the fiscal year and the time of agreement and; b) DFI interest rate swap corresponds to the present value of estimated future cash flows based on observable yield curves obtained in the market.

(4)	The fair value was determined by the variation between the quoted values of certain public securities in foreign currency and Argentine pesos.

During the years ended December 31, 2022 and 2021, there were no transfers between Levels of the fair value hierarchy.

According to IFRS 7, it is also required to disclose fair value information about financial instruments even if they are not recognized at fair value in the balance sheet, for which it is practicable to estimate fair value.

Derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in an immediate sale of the instrument. Also, because of differences in methodologies and assumptions used to estimate fair value, the Company’s fair values should not be compared to those of other companies.

The methods and assumptions used to estimate the fair values of each class of financial instrument falling under the scope of IFRS 13 as of December 31, 2022 and 2021 are as follows:

Cash and banks

Carrying amounts approximate its fair value.

Time deposits and other investments at amortized cost (included in Cash and cash equivalents)

Telecom and its subsidiaries consider as cash and cash equivalents all short-term and highly liquid investments that are readily convertible to known amounts of cash, subject to an insignificant risk of changes in value and their original maturity or the remaining maturity at the date of purchase does not exceed three months. The carrying amount reported in the statement of financial position approximates fair value.

Trade receivables

Carrying amounts are considered to approximate fair value due to the short term nature of these trade receivables. Noncurrent trade receivables have been recognized at their amortization cost, using the effective interest method and are not significant. All amounts that are assumed to be uncollectible within a reasonable period are written off and/or reserved.

Trade payables and Leases liabilities

The carrying amount of accounts payable and leases liabilities reported in the consolidated statement of financial position approximates its fair value due to the short term nature of these accounts payable. Noncurrent trade payables and leases liabilities have been discounted.

Financial Debt

As of December 31, 2022, fair value of financial debt is as follows:

	Carrying Value	Fair Value

Notes	268,145	271,933
Other financial debts	201,044	196,769
	469,189	468,702

As of December 31, 2021, fair value of financial debt is as follows:

	Carrying Value	Fair Value

Notes	273,889	269,572
Other financial debts	246,054	227,109
	519,943	496,681

The fair value of the loans was assessed as follows:

a)	The fair value of Notes traded in active markets was measured based on quoted market prices at the end of the reporting period. As a result, its valuation classifies as Level 1.
b)	The fair value of Notes that are not traded in an active market was measured based on quotes provided by first-tier financial entities, so their valuation qualifies as Level 2.
c)	Fort the rest of the financial debt, the fair values were calculated based on cash flows discounted using a current lending rate, so as they are classified as level 3.

Other receivables, net and Other Liabilities

The carrying amount of other receivables, net and other liabilities reported in the consolidated statement of financial position approximates its fair value.

c)Hedge accounting

Derivatives are used by Telecom and its subsidiaries to manage their exposure to exchange rate and interest rate risks.

The position of DFIs in the consolidated statements of financial position and amounts recognized in Consolidated Income Statements and Consolidated Statements of Comprehensive Income, are detailed below:

	As of December 31,
	2022	2021
Other receivables current - DFI: SOFR	117	—
Other receivables non current - DFI: SOFR	201	—
Total asset	318	—
Financial debt current - DFI: Exchange rate	19	39
Financial debt non current - DFI: LIBOR	—	321
Total liabilities	19	360

	Years ended December 31,
	2022	2021	2020
	Profit (loss)
Foreign currency exchange effect on financial debts	(1,555)	(3,567)	(4,478)
Interests on financial debt	(147)	(736)	(863)
Financial results	(1,702)	(4,303)	(5,341)
DFI effects classified as hedges	608	666	(799)
Other comprehensive income (loss)	608	666	(799)

•    LIBOR Hedges

During year ended December 31, 2017, Telecom Argentina entered into several DFI agreements to hedge the fluctuation of LIBOR from the IFC loan amounting to US$400 million and from the IIC loan amounting to US$100 million, which maturity operated in September 2022. The mentioned agreements hedge a total amount of US$440 million. Such DFI allow fixing the variable rate in a range between 2.085% and 2.4525% nominal annual rate.

During September, 2022, Telecom Argentina entered into several DFI agreements to hedge the fluctuation of SOFR from the IFC loan signed on June 28, 2022, for its total amount, for the period beginning February 15, 2023 to August 15, 2025. The amounts hedged in each agreement are: two for a total amount of US$60 million each, and one for a total amount of US$64.5 million. The interest rates are 3.605%, 3.912% and 3.895%, respectively.

•     Exchange rate Hedges

During year ended December 31, 2022, Telecom Argentina entered into several DFI agreements to hedge the fluctuation of the exchange rate from its loan portfolio amounting to US$262 million fixing the average exchange rate in 166.1 Argentine pesos/US$, expiring between February 2022 and June 2023. Additionally, on December 2022, entered into one DFI agreement to RMB15 million fixing the average exchange rate in 27.8 Argentine pesos/RMB, expiring in January 2023.

During year ended December 31, 2021, Telecom Argentina entered into several DFI agreements to hedge the fluctuation of the exchange rate from its loan portfolio amounting to US$473 million fixing the average exchange rate in 102.49 Argentine pesos/US$, expiring between March 2021 and September 2022.

During year ended December 31, 2020, Telecom Argentina entered into several DFI agreements to hedge the fluctuation of the exchange rate from its loan portfolio amounting to US$477 million fixing the average exchange rate in 87.54 Argentine pesos/US$, expiring between February 2020 and February 2021.

Offsetting of financial assets and financial liabilities in scope of IFRS 7

The information required by the amendment to IFRS 7 as of December 31, 2022 and 2021 is as follows:

	As of December 31, 2022
	Trade	Other		Other
	receivables	receivables	Trade payables	liabilities
Current and noncurrent assets (liabilities) - Gross value	40,171	5,018	(92,013)	(1,959)
Offsetting	(2,437)	(456)	2,437	456
Current and noncurrent assets (liabilities) – Carrying Value	37,734	4,562	(89,576)	(1,503)

	As of December 31, 2021
	Trade	Other		Other
	receivables	receivables	Trade payables	liabilities
Current and noncurrent assets (liabilities) - Gross value	47,504	6,266	(101,464)	(914)
Offsetting	(3,430)	(670)	3,430	670
Current and noncurrent assets (liabilities) – Carrying Value	44,074	5,596	(98,034)	(244)

Telecom and its subsidiaries offset the financial assets and liabilities to the extent that such offsetting is provided by offsetting agreements and provided that Telecom has the intention to make such offsetting, in accordance with requirements established in IAS 32. The main financial assets and liabilities offset correspond to transactions with other national and foreign operators including interconnection, carriers and Roaming (being offsetting a standard practice in the telecommunications industry at the international level that Telecom and its subsidiaries applies regularly). Offsetting is also applied to transactions with agents.